Accrued liabilities and provisions (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	$ 14,356	$ 16,143	$ 12,756
Abandonment cost update	2,151	(2,097)	3,465
Additions (recoveries)	195	311	853
Uses	(1,066)	(1,297)	(1,968)
Financial costs and interest	897	931	1,331
Fair value adjustment in business combination		32
Reversal of fields		5
Foreign currency translation	(240)	234	454
Transfers	155	94	160
Balance End Period	16,448	14,356	16,143
Current	1,647	1,620	1,595
Non-current	14,801	12,736	14,548
Asset retirement obligation
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	11,211	13,102	10,006
Abandonment cost update	2,151	(2,097)	3,465
Additions (recoveries)	9	148	71
Uses	(543)	(766)	(680)
Financial costs and interest	642	636	477
Fair value adjustment in business combination		32
Reversal of fields		5
Foreign currency translation	(156)	151	237
Balance End Period	13,314	11,211	13,102
Current	992	1,134	1,105
Non-current	12,322	10,077	11,997
Litigations
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	797	723	898
Additions (recoveries)	(339)	(45)	27
Uses	(146)	(150)	(905)
Financial costs and interest	257	245	808
Foreign currency translation	(29)	25	80
Transfers	1	(1)	(25)
Balance End Period	541	797	723
Current	100	37	70
Non-current	441	760	653
Environmental contingencies and others
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	2,348	2,318	1,852
Additions (recoveries)	525	208	755
Uses	(377)	(381)	(383)
Financial costs and interest	(2)	50	46
Foreign currency translation	(55)	58	137
Transfers	154	95	185
Balance End Period	2,593	2,348	2,318
Current	555	449	420
Non-current	$ 2,038	$ 1,899	$ 1,898